Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions	6 Months Ended
Sep. 30, 2023
Offsetting [Abstract]
Offsetting of Derivatives Repurchase Agreements and Securities Lending Disclosure	OFFSETTING OF DERIVATIVES, REPURCHASE AGREEMENTS, AND SECURITIES LENDING TRANSACTIONS
The following tables present, as of March 31, 2023 and September 30, 2023, the gross and net amounts of the derivatives, resale and repurchase agreements, and securities borrowing and lending transactions, including the related gross amounts subject to an enforceable master netting arrangement or similar agreement not offset in the condensed consolidated balance sheets. The MUFG Group primarily enters into International Swaps and Derivatives Association master netting agreements, master repurchase agreements and master securities lending agreements or similar agreements for derivative contracts, resale and repurchase agreements, and securities borrowing and lending transactions. In the event of default on or termination of any one contract, these agreements provide the contracting parties with the right to net a counterparty’s rights and obligations and to liquidate and set off collateral against any net amount owed by the counterparty. Generally, as the MUFG Group has elected to present such amounts on a gross basis, the amounts subject to these agreements are included in “Gross amounts not offset in the condensed consolidated balance sheet” column in the tabular disclosure below. For certain transactions where a legal opinion with respect to the enforceability of netting has not been sought or obtained, the related amounts are not subject to enforceable master netting agreements and not included in “Gross amounts not offset in the condensed consolidated balance sheet” column in the tabular disclosure below.

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
At March 31, 2023:				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥12,911	¥—	¥12,911	¥(9,902)	¥(690)	¥2,319
Receivables under resale agreements	16,152	(2,093)	14,059	(13,391)	(32)	636
Receivables under securities borrowing transactions	4,630	(74)	4,556	(4,478)	—	78
Total	¥33,693	¥(2,167)	¥31,526	¥(27,771)	¥(722)	¥3,033
Financial liabilities:
Derivative liabilities	¥13,833	¥—	¥13,833	¥(9,668)	¥(1,489)	¥2,676
Payables under repurchase agreements	42,172	(2,040)	40,132	(39,232)	(76)	824
Payables under securities lending transactions	1,212	(74)	1,138	(1,108)	(18)	12
Obligations to return securities received as collateral	6,892	—	6,892	(1,975)	—	4,917
Total	¥64,109	¥(2,114)	¥61,995	¥(51,983)	¥(1,583)	¥8,429

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
At September 30, 2023:				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥18,554	¥—	¥18,554	¥(14,849)	¥(1,100)	¥2,605
Receivables under resale agreements	19,029	(2,659)	16,370	(15,670)	(9)	691
Receivables under securities borrowing transactions	5,166	(81)	5,085	(4,811)	—	274
Total	¥42,749	¥(2,740)	¥40,009	¥(35,330)	¥(1,109)	¥3,570
Financial liabilities:
Derivative liabilities	¥20,105	¥—	¥20,105	¥(14,364)	¥(2,404)	¥3,337
Payables under repurchase agreements	35,529	(2,569)	32,960	(31,587)	(124)	1,249
Payables under securities lending transactions	1,098	(81)	1,017	(986)	(11)	20
Obligations to return securities received as collateral	6,895	—	6,895	(1,437)	—	5,458
Total	¥63,627	¥(2,650)	¥60,977	¥(48,374)	¥(2,539)	¥10,064